UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1810
                                                      --------

                             OPPENHEIMER GLOBAL FUND
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 03/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   3.7%
--------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, B Shares                                           2.1
--------------------------------------------------------------------------------
Vodafone Group plc                                                          1.9
--------------------------------------------------------------------------------
Siemens AG                                                                  1.7
--------------------------------------------------------------------------------
Microsoft Corp.                                                             1.7
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                                       1.7
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      1.6
--------------------------------------------------------------------------------
eBay, Inc.                                                                  1.6
--------------------------------------------------------------------------------
Credit Suisse Group                                                         1.5
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                                           1.5

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              36.3%
--------------------------------------------------------------------------------
United Kingdom                                                             12.4
--------------------------------------------------------------------------------
Japan                                                                      11.0
--------------------------------------------------------------------------------
Sweden                                                                      6.3
--------------------------------------------------------------------------------
Germany                                                                     5.7
--------------------------------------------------------------------------------
France                                                                      5.4
--------------------------------------------------------------------------------
Switzerland                                                                 3.4
--------------------------------------------------------------------------------
India                                                                       2.7
--------------------------------------------------------------------------------
Mexico                                                                      2.3
--------------------------------------------------------------------------------
The Netherlands                                                             2.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                           9 | OPPENHEIMER GLOBAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED METERIAL.]

Europe                        38.7%
United States/Canada          37.9
Asia                          17.7
Latin America                  5.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                          10 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          11 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                          12 | OPPENHEIMER GLOBAL FUND
described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (10/1/06)     (3/31/07)     MARCH 31, 2007
----------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,095.90   $  5.61
----------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,019.60      5.40
----------------------------------------------------------------------------
Class B Actual                      1,000.00      1,091.40      9.69
----------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,015.71      9.34
----------------------------------------------------------------------------
Class C Actual                      1,000.00      1,091.70      9.48
----------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,015.91      9.14
----------------------------------------------------------------------------
Class N Actual                      1,000.00      1,093.70      7.70
----------------------------------------------------------------------------
Class N Hypothetical                1,000.00      1,017.60      7.42
----------------------------------------------------------------------------
Class Y Actual                      1,000.00      1,097.70      3.61
----------------------------------------------------------------------------
Class Y Hypothetical                1,000.00      1,021.49      3.48

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.07%
-----------------------------
Class B             1.85
-----------------------------
Class C             1.81
-----------------------------
Class N             1.47
-----------------------------
Class Y             0.69

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                          13 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  March 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.5%
--------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Bayerische Motoren
Werke AG                                           2,840,850   $    167,849,952
--------------------------------------------------------------------------------
Porsche AG,
Preference                                            89,019        135,864,596
--------------------------------------------------------------------------------
Toyota Motor Corp.                                 2,601,812        166,697,901
                                                               -----------------
                                                                    470,412,449

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
Carnival Corp.                                     4,464,332        209,198,598
--------------------------------------------------------------------------------
International Game
Technology                                         2,377,582         96,006,761
--------------------------------------------------------------------------------
McDonald's Corp.                                   2,501,800        112,706,090
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                       569,030         18,681,255
                                                               -----------------
                                                                    436,592,704

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Koninklijke
(Royal) Philips
Electronics NV 2                                   5,330,846        203,594,607
--------------------------------------------------------------------------------
Sony Corp.                                         4,618,428        233,314,238
                                                               -----------------
                                                                    436,908,845

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Sega Sammy
Holdings, Inc. 2                                   2,342,200         54,659,284
--------------------------------------------------------------------------------
MEDIA--5.5%
Getty Images, Inc. 1                               1,063,000         51,693,690
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                      6,943,888        206,927,862
--------------------------------------------------------------------------------
Pearson plc                                        4,870,247         83,571,549
--------------------------------------------------------------------------------
Singapore Press
Holdings Ltd.                                     14,000,000         40,419,042
--------------------------------------------------------------------------------
Sirius Satellite
Radio, Inc. 1                                     42,077,323        134,647,434
--------------------------------------------------------------------------------
Walt Disney
Co. (The)                                          4,870,200        167,680,986
--------------------------------------------------------------------------------
Wire & Wireless
India Ltd. 1                                       9,508,121         19,458,124
--------------------------------------------------------------------------------
WPP Group plc                                      6,241,370         94,571,795

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Zee Entertainment
Enterprises Ltd. 1                                19,016,242   $    129,176,739
--------------------------------------------------------------------------------
Zee News Ltd. 1                                    8,597,243          7,674,520
                                                               -----------------
                                                                    935,821,741

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.1%
H&M Hennes &
Mauritz AB, B Shares                               6,179,406        355,748,584
--------------------------------------------------------------------------------
Industria de
Diseno Textil SA                                   3,000,200        186,482,996
--------------------------------------------------------------------------------
Tiffany & Co.                                      3,498,978        159,133,519
                                                               -----------------
                                                                    701,365,099

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Bulgari SpA                                        5,978,800         86,336,750
--------------------------------------------------------------------------------
Burberry Group plc                                 6,030,519         77,492,353
--------------------------------------------------------------------------------
Coach, Inc. 1                                      1,662,400         83,203,120
--------------------------------------------------------------------------------
LVMH Moet
Hennessey Louis
Vuitton                                            2,130,510        236,362,836
                                                               -----------------
                                                                    483,395,059

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.8%
--------------------------------------------------------------------------------
BEVERAGES--2.5%
Companhia de
Bebidas das
Americas, ADR,
Preference                                         2,180,210        119,824,342
--------------------------------------------------------------------------------
Diageo plc                                         4,925,099         99,777,425
--------------------------------------------------------------------------------
Fomento
Economico
Mexicano SA de
CV, UBD                                           11,155,146        123,069,660
--------------------------------------------------------------------------------
Grupo Modelo
SA de CV, Series C                                15,408,976         78,941,643
                                                               -----------------
                                                                    421,613,070

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Seven & I Holdings
Co. Ltd.                                           1,937,863         58,702,506
--------------------------------------------------------------------------------
Tesco plc                                         17,738,508        155,072,755
--------------------------------------------------------------------------------
Wal-Mart
Stores, Inc.                                       3,363,500        157,916,325
                                                               -----------------
                                                                    371,691,586


                          14 | OPPENHEIMER GLOBAL FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Cadbury
Schweppes plc                                     16,748,615   $    214,890,627
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.8%
Colgate-Palmolive
Co.                                                1,711,200        114,291,048
--------------------------------------------------------------------------------
Hindustan Lever Ltd.                              18,225,796         85,775,821
--------------------------------------------------------------------------------
Reckitt Benckiser plc                              5,472,309        284,938,694
                                                               -----------------
                                                                    485,005,563

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Avon Products, Inc.                                  486,277         18,118,681
--------------------------------------------------------------------------------
ENERGY--5.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.6%
GlobalSantaFe Corp.                                  763,716         47,106,003
--------------------------------------------------------------------------------
Technip SA                                         2,705,910        197,488,271
--------------------------------------------------------------------------------
Transocean, Inc. 1                                 2,356,432        192,520,494
                                                               -----------------
                                                                    437,114,768

--------------------------------------------------------------------------------
OIL & GAS--3.2%
BP plc, ADR                                        1,980,458        128,234,656
--------------------------------------------------------------------------------
Chevron Corp.                                      1,603,116        118,566,459
--------------------------------------------------------------------------------
Husky Energy, Inc.                                 2,817,083        196,817,596
--------------------------------------------------------------------------------
Neste Oil Oyj 2                                      423,700         14,602,733
--------------------------------------------------------------------------------
Total SA                                           1,288,222         90,259,346
                                                               -----------------
                                                                    548,480,790

--------------------------------------------------------------------------------
FINANCIALS--14.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.4%
Credit Suisse Group                                3,481,681        249,847,824
--------------------------------------------------------------------------------
Morgan Stanley                                     2,303,502        181,423,818
--------------------------------------------------------------------------------
Northern
Trust Corp.                                        2,702,644        162,537,010
                                                               -----------------
                                                                    593,808,652

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.4%
HSBC Holdings plc                                  9,272,583        161,159,118
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                      1,078,400         39,631,200
--------------------------------------------------------------------------------
Resona
Holdings, Inc.                                        23,822         63,652,322
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                          7,203,378        281,234,665

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Societe
Generale, Cl. A                                      907,205   $    156,781,564
--------------------------------------------------------------------------------
Sumitomo Mitsui
Financial Group, Inc.                                  5,204         47,252,885
                                                               -----------------
                                                                    749,711,754

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Credit Saison
Co. Ltd.                                           3,133,156        103,162,299
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Investor AB,
B Shares 2                                         4,293,594        102,070,316
--------------------------------------------------------------------------------
JPMorgan
Chase & Co.                                        1,760,240         85,160,411
                                                               -----------------
                                                                    187,230,727

--------------------------------------------------------------------------------
INSURANCE--4.7%
ACE Ltd.                                           1,799,251        102,665,262
--------------------------------------------------------------------------------
Allianz SE                                         1,059,411        217,942,123
--------------------------------------------------------------------------------
Berkshire Hathaway,
Inc., Cl. B 1                                         28,150        102,466,000
--------------------------------------------------------------------------------
Everest Re
Group Ltd.                                           491,818         47,298,137
--------------------------------------------------------------------------------
Manulife
Financial Corp.                                    2,600,000         89,406,670
--------------------------------------------------------------------------------
Prudential plc                                    11,154,969        157,500,251
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                             1,193,400         83,490,264
                                                               -----------------
                                                                    800,768,707

--------------------------------------------------------------------------------
HEALTH CARE--9.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
3SBio, Inc., ADS 1                                   326,400          3,596,928
--------------------------------------------------------------------------------
Amgen, Inc. 1                                      1,165,966         65,154,180
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    863,952         70,947,738
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                            1,973,602        150,980,553
--------------------------------------------------------------------------------
InterMune, Inc. 1                                  1,214,900         29,959,434
--------------------------------------------------------------------------------
NicOx SA 1                                           939,842         24,881,681
--------------------------------------------------------------------------------
Nuvelo, Inc. 1                                       894,180          3,290,582
--------------------------------------------------------------------------------
Regeneron
Pharmaceuticals,
Inc. 1                                               801,562         17,329,770
--------------------------------------------------------------------------------
Theravance, Inc. 1                                 1,258,800         37,134,600
                                                               -----------------
                                                                    403,275,466


                          15 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Boston
Scientific Corp. 1                                 6,630,857   $     96,412,661
--------------------------------------------------------------------------------
Medtronic, Inc.                                    1,188,750         58,320,075
--------------------------------------------------------------------------------
Smith & Nephew plc                                 8,660,247        110,091,496
--------------------------------------------------------------------------------
Swiss Medical SA 1,3,4                               960,000         15,812,312
                                                               -----------------
                                                                    280,636,544

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Affymetrix, Inc. 1                                 1,500,000         45,105,000
--------------------------------------------------------------------------------
Nektar
Therapeutics 1                                     1,260,528         16,462,496
                                                               -----------------
                                                                     61,567,496

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.7%
AtheroGenics, Inc. 1,4                             3,311,300          9,304,753
--------------------------------------------------------------------------------
Chugai Pharmaceutical
Co. Ltd.                                           2,959,082         74,830,825
--------------------------------------------------------------------------------
Johnson & Johnson                                    653,400         39,373,884
--------------------------------------------------------------------------------
Novartis AG                                        1,561,448         88,202,810
--------------------------------------------------------------------------------
Novo Nordisk
AS, Cl. B                                            647,000         59,042,266
--------------------------------------------------------------------------------
Roche Holdings AG                                  1,205,648        213,318,784
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                  2,856,803        248,437,563
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                4,470,380         80,424,352
                                                               -----------------
                                                                    812,935,237

--------------------------------------------------------------------------------
INDUSTRIALS--9.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Boeing Co.                                         1,296,884        115,305,956
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica
SA, ADR                                            3,724,596        170,809,973
--------------------------------------------------------------------------------
European Aeronautic
Defence & Space Co.                                5,574,650        172,916,247
--------------------------------------------------------------------------------
Lockheed
Martin Corp.                                       1,038,810        100,785,346
--------------------------------------------------------------------------------
Northrop
Grumman Corp.                                      1,157,100         85,879,962
--------------------------------------------------------------------------------
Raytheon Co.                                       1,910,684        100,234,483
                                                               -----------------
                                                                    745,931,967

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Experian Group Ltd.                                3,003,185   $     34,601,901
--------------------------------------------------------------------------------
Secom Co. Ltd.                                     1,701,000         78,624,193
                                                               -----------------
                                                                    113,226,094

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co.                               3,874,620        166,957,376
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
3M Co.                                             2,087,000        159,509,410
--------------------------------------------------------------------------------
Hutchison
Whampoa Ltd.                                       6,369,920         61,265,692
--------------------------------------------------------------------------------
Siemens AG                                         2,786,387        297,811,651
                                                               -----------------
                                                                    518,586,753

--------------------------------------------------------------------------------
MACHINERY--0.7%
Fanuc Ltd.                                           486,100         44,909,260
--------------------------------------------------------------------------------
Hyundai Heavy
Industries Co. Ltd.                                  413,807         82,691,025
                                                               -----------------
                                                                    127,600,285

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.9%
Cisco Systems, Inc. 1                              2,859,399         73,000,456
--------------------------------------------------------------------------------
Corning, Inc. 1                                    7,883,298        179,266,197
--------------------------------------------------------------------------------
Juniper
Networks, Inc. 1                                   9,723,392        191,356,355
--------------------------------------------------------------------------------
Tandberg ASA 1                                     4,959,162        103,207,859
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares                                         172,772,636        641,198,944
                                                               -----------------
                                                                  1,188,029,811

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Benq Corp. 1                                      53,409,000         21,304,206
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
Hoya Corp.                                         3,827,716        126,240,260
--------------------------------------------------------------------------------
Keyence Corp.                                        377,551         85,192,474
--------------------------------------------------------------------------------
Kyocera Corp.                                        929,300         87,043,597
--------------------------------------------------------------------------------
Murata
Manufacturing
Co. Ltd.                                           2,319,204        168,098,689
--------------------------------------------------------------------------------
Nidec Corp.                                          642,308         41,181,083
                                                               -----------------
                                                                    507,756,103


                          16 | OPPENHEIMER GLOBAL FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1                                       8,264,808   $    273,978,385
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                     1,156,600         36,190,014
                                                               -----------------
                                                                    310,168,399

--------------------------------------------------------------------------------
IT SERVICES--2.2%
Automatic Data
Processing, Inc.                                   4,034,200        195,255,280
--------------------------------------------------------------------------------
Infosys
Technologies Ltd.                                  4,032,293        186,666,797
                                                               -----------------
                                                                    381,922,077

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                        1,231,182         66,135,286
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.9%
Advanced Micro
Devices, Inc. 1                                   10,723,842        140,053,377
--------------------------------------------------------------------------------
Altera Corp. 1                                     5,381,718        107,580,543
--------------------------------------------------------------------------------
Cree, Inc. 1                                       3,708,468         61,041,383
--------------------------------------------------------------------------------
International
Rectifier Corp. 1                                  1,635,000         62,473,350
--------------------------------------------------------------------------------
Linear
Technology Corp.                                   2,225,030         70,288,698
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                     4,350,655        127,909,257
--------------------------------------------------------------------------------
MediaTek, Inc.                                    11,826,300        135,179,970
--------------------------------------------------------------------------------
Samsung
Electronics Co.                                      174,424        104,380,009
--------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing
Co. Ltd.                                          51,499,518        105,669,566
--------------------------------------------------------------------------------
Xilinx, Inc.                                       3,595,800         92,519,934
                                                               -----------------
                                                                  1,007,096,087

--------------------------------------------------------------------------------
SOFTWARE--5.9%
Adobe Systems, Inc. 1                              5,312,800        221,543,760
--------------------------------------------------------------------------------
Enix Corp.                                         2,500,000         64,151,185
--------------------------------------------------------------------------------
Intuit, Inc. 1                                     5,527,700        151,237,872
--------------------------------------------------------------------------------
Microsoft Corp.                                   10,373,102        289,098,353
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                    320,300         93,094,662
--------------------------------------------------------------------------------
SAP AG                                             4,090,629        182,567,113
                                                               -----------------
                                                                  1,001,692,945

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--0.3%
--------------------------------------------------------------------------------
CHEMICALS--0.3%
Syngenta AG 1                                        218,195   $     41,614,115
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.8%
KDDI Corp.                                            24,477        194,548,872
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                          6,113,336        143,174,326
--------------------------------------------------------------------------------
Vodafone Group plc                               119,862,879        319,606,039
                                                               -----------------
                                                                    657,329,237
--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj 2                                       3,753,300        109,451,821
                                                               -----------------
Total Common Stocks
(Cost $11,332,967,926)                                           16,973,969,710

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.5%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.23% 4,5
(Cost $78,263,168)                                78,263,168         78,263,168

--------------------------------------------------------------------------------
Total Investments,
at Value (excluding
Investments Purchased
with Cash Collateral
from Securities Loaned)
(Cost $11,411,231,094)                                           17,052,232,878

                                                   PRINCIPAL
                                                       VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--2.7% 6
--------------------------------------------------------------------------------
COMMERCIAL PAPER--0.1%
Lexington Parker Capital
Co. LLC, 5.29%,
4/5/07                                         $  19,909,239         19,909,239


                          17 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
Undivided interest of 11.72% in joint repurchase
agreement (Principal Amount/Value
$3,500,000,000, with a maturity
value of $3,501,591,771) with
Bank of America NA, 5.4575%,
dated 3/30/07, to be repurchased
at $410,402,849 on 4/2/07,
collateralized by U.S.
Agency Mortgages,
5%-5.50%, 9/1/33-6/1/35,
with a value of
$3,570,000,000                                 $ 410,216,286   $    410,216,286
--------------------------------------------------------------------------------
Undivided interest of 5.33% in joint repurchase
agreement (Principal Amount/Value
$750,000,000 with a maturity value
of $750,342,344) with Barclays Capital,
5.4775%, dated 3/30/07, to be
repurchased at $40,018,258 on
4/2/07, collateralized by AAA
Asset-Backed Securities, 0.00%,
9/15/10-11/25/46,
with a value
of $772,500,000                                   40,000,000         40,000,000
                                                               -----------------
                                                                    450,216,286

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $470,125,525)                                            $    470,125,525

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $11,881,356,619)                                 102.3%    17,522,358,403
--------------------------------------------------------------------------------
LIABILITIES IN
EXCESS OF
OTHER ASSETS                                            (2.3)      (390,060,962)
                                               ---------------------------------
NET ASSETS                                             100.0%  $ 17,132,297,441
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2007 was $15,812,312, which represents 0.09% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES            GROSS           GROSS           SHARES
                                     SEPTEMBER 30, 2006        ADDITIONS      REDUCTIONS   MARCH 31, 2007
---------------------------------------------------------------------------------------------------------
AtheroGenics, Inc.                            2,500,000        1,000,000         188,700        3,311,300
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.23%                      --      950,882,754     872,619,586       78,263,168
Swiss Medical SA                                960,000               --              --          960,000

                                                                   VALUE        DIVIDEND         REALIZED
                                                              SEE NOTE 1          INCOME             LOSS
---------------------------------------------------------------------------------------------------------
AtheroGenics, Inc.                                        $    9,304,753   $          --   $      837,235
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.23%                               78,263,168       2,850,404               --
Swiss Medical SA                                              15,812,312              --               --
                                                          -----------------------------------------------
                                                          $  103,380,233   $   2,850,404   $      837,235
                                                          ===============================================


                          18 | OPPENHEIMER GLOBAL FUND

5. Rate shown is the 7-day yield as of March 31, 2007.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                        $  6,355,581,865      36.3%
United Kingdom                                          2,168,141,423      12.4
Japan                                                   1,931,916,173      11.0
Sweden                                                  1,099,017,844       6.3
Germany                                                 1,002,035,435       5.7
France                                                    954,211,261       5.4
Switzerland                                               592,983,533       3.4
India                                                     468,383,201       2.7
Mexico                                                    408,939,165       2.3
The Netherlands                                           376,510,854       2.1
Korea, Republic of South                                  330,245,360       1.9
Brazil                                                    290,634,315       1.7
Canada                                                    286,224,266       1.6
Taiwan                                                    262,153,742       1.5
Cayman Islands                                            233,261,529       1.3
Spain                                                     186,482,996       1.1
Finland                                                   124,054,554       0.7
Norway                                                    103,207,859       0.6
Italy                                                      86,336,750       0.5
Hong Kong                                                  61,265,692       0.4
Denmark                                                    59,042,266       0.3
Bermuda                                                    47,298,137       0.3
Singapore                                                  40,419,042       0.2
Jersey, Channel Islands                                    34,601,901       0.2
Argentina                                                  15,812,312       0.1
China                                                       3,596,928       0.0
                                                     ---------------------------
Total                                                $ 17,522,358,403     100.0%
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          19 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2007
--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $11,726,911,407)                                    $ 17,418,978,170
Affiliated companies (cost $154,445,212)                                              103,380,233
                                                                                 -----------------
                                                                                   17,522,358,403
--------------------------------------------------------------------------------------------------
Cash                                                                                    5,064,893
--------------------------------------------------------------------------------------------------
Cash-foreign currencies (cost $16,524,873)                                             16,498,360
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                 50,824,711
Investments sold                                                                       42,036,199
Shares of beneficial interest sold                                                      7,284,855
Other                                                                                     746,380
                                                                                 -----------------
Total assets                                                                       17,644,813,801

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                            470,125,525
--------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                      11,573
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                 25,686,439
Distribution and service plan fees                                                      9,824,760
Trustees' compensation                                                                  2,600,033
Transfer and shareholder servicing agent fees                                           2,379,218
Shareholder communications                                                                946,550
Investments purchased                                                                     174,665
Other                                                                                     767,597
                                                                                 -----------------
Total liabilities                                                                     512,516,360

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $ 17,132,297,441
                                                                                 =================

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------
Paid-in capital                                                                  $ 11,130,249,994
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                       (53,876,451)
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions                                                     414,607,972
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                   5,641,315,926
                                                                                 -----------------
NET ASSETS                                                                       $ 17,132,297,441
                                                                                 =================


                          20 | OPPENHEIMER GLOBAL FUND

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $13,125,694,138 and 176,757,846 shares of beneficial interest outstanding)    $  74.26
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                      $  78.79
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,284,376,137 and 18,627,785 shares of beneficial interest outstanding)      $  68.95
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,464,180,894 and 20,865,494 shares of beneficial interest outstanding)      $  70.17
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $453,264,019 and 6,159,548 shares of beneficial interest outstanding)         $  73.59
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $804,782,253 and 10,765,902 shares of beneficial
interest outstanding)                                                            $  74.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          21 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign
withholding taxes of $1,553,480)                                  $ 109,064,891
Affiliated companies                                                  2,850,404
--------------------------------------------------------------------------------
Interest                                                                324,121
--------------------------------------------------------------------------------
Portfolio lending fees                                                1,980,426
                                                                  --------------
Total investment income                                             114,219,842

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      52,491,118
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              15,553,804
Class B                                                               6,692,268
Class C                                                               7,171,079
Class N                                                               1,107,882
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              10,768,697
Class B                                                               1,202,384
Class C                                                               1,085,121
Class N                                                                 712,621
Class Y                                                                 145,652
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 445,374
Class B                                                                 167,901
Class C                                                                  74,584
Class N                                                                   9,522
Class Y                                                                  10,222
--------------------------------------------------------------------------------
Custodian fees and expenses                                           1,206,863
--------------------------------------------------------------------------------
Trustees' compensation                                                  801,068
--------------------------------------------------------------------------------
Other                                                                   284,911
                                                                  --------------
Total expenses                                                       99,931,071
Less reduction to custodian expenses                                     (2,086)
Less waivers and reimbursements of expenses                             (54,157)
                                                                  --------------
Net expenses                                                         99,874,828

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                14,345,014


                          22 | OPPENHEIMER GLOBAL FUND

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies (net of foreign capital gains tax of $2,962,851)             $   494,262,767
   Affiliated companies                                                                       (837,235)
Foreign currency transactions                                                               15,729,124
Net increase from payments by affiliate                                                        117,389
                                                                                       ----------------
Net realized gain                                                                          509,272,045
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $348,570)                                 781,317,303
Translation of assets and liabilities denominated in foreign currencies                    201,839,692
                                                                                       ----------------
Net change in unrealized appreciation                                                      983,156,995

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 1,506,774,054
                                                                                       ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          23 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        SIX MONTHS                 YEAR
                                                                             ENDED                ENDED
                                                                    MARCH 31, 2007        SEPTEMBER 30,
                                                                       (UNAUDITED)                 2006
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                             $     14,345,014    $      69,709,110
--------------------------------------------------------------------------------------------------------
Net realized gain                                                      509,272,045        1,045,788,263
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  983,156,995          667,119,903
                                                                  --------------------------------------
Net increase in net assets resulting from operations                 1,506,774,054        1,782,617,276

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                (90,292,361)         (68,537,063)
Class B                                                                         --                   --
Class C                                                                   (899,040)                  --
Class N                                                                 (1,590,707)            (910,564)
Class Y                                                                 (7,189,797)          (2,848,372)
                                                                  --------------------------------------
                                                                       (99,971,905)         (72,295,999)
--------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                               (708,484,465)        (320,948,026)
Class B                                                                (80,082,937)         (47,068,929)
Class C                                                                (83,248,351)         (36,978,219)
Class N                                                                (24,861,072)         (10,192,572)
Class Y                                                                (37,610,062)          (8,652,855)
                                                                  --------------------------------------
                                                                      (934,286,887)        (423,840,601)

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                632,004,707          722,673,118
Class B                                                               (119,311,354)        (245,316,856)
Class C                                                                 71,705,695          112,068,876
Class N                                                                 20,248,103           64,093,278
Class Y                                                                184,514,880          312,026,242
                                                                  --------------------------------------
                                                                       789,162,031          965,544,658

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase                                                       1,261,677,293        2,252,025,334
--------------------------------------------------------------------------------------------------------
Beginning of period                                                 15,870,620,148       13,618,594,814
                                                                  --------------------------------------

End of period (including accumulated net investment income
(loss) of $(53,876,451) and $31,750,440, respectively)            $ 17,132,297,441    $  15,870,620,148
                                                                  ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          24 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    SIX MONTHS                                                                               YEAR
                                         ENDED                                                                              ENDED
                                MARCH 31, 2007                                                                          SEPT. 30,
CLASS A                            (UNAUDITED)               2006             2005           2004             2003           2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                          $        72.17       $      66.16     $      52.64    $     44.32      $     35.25    $     40.04
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                      .11 1              .42 1            .39 1          .21              .21            .07
Net realized and unrealized
gain (loss)                               6.73               8.04            13.47           8.45             8.86          (4.86)
                                ----------------------------------------------------------------------------------------------------
Total from investment
operations                                6.84               8.46            13.86           8.66             9.07          (4.79)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net investment
income                                    (.54)              (.43)            (.34)          (.34)              --             --
Distributions from net
realized gain                            (4.21)             (2.02)              --             --               --             --
                                ----------------------------------------------------------------------------------------------------
Total dividends and
distributions
to shareholders                          (4.75)             (2.45)            (.34)          (.34)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                          $        74.26       $      72.17     $      66.16    $     52.64      $     44.32    $     35.25
                                ====================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                   9.59%             13.13%           26.40%         19.58%           25.73%        (11.96)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $   13,125,694       $ 12,130,083     $ 10,418,176    $ 8,232,135      $ 5,904,063    $ 4,559,330
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                  $   12,931,031       $ 11,451,054     $  9,449,471    $ 7,542,447      $ 4,950,791    $ 5,552,582
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                     0.29%              0.61%            0.66%          0.48%            0.59%          0.18%
Total expenses                            1.07% 4,5,6        1.08% 6          1.12% 6        1.15% 6,7        1.23% 6        1.23% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      7%                23%              29%            22%              46%            27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007     1.07%

5. Voluntary waiver or reimbursement of indirect mangement fees less than 0.01%.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                    SIX MONTHS                                                                               YEAR
                                         ENDED                                                                              ENDED
                                MARCH 31, 2007                                                                          SEPT. 30,
CLASS B                            (UNAUDITED)               2006             2005           2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                       $        67.09       $      61.72     $      49.24    $     41.52      $     33.30    $     38.11
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                       (.18) 1            (.14) 1          (.09) 1        (.31)            (.25)          (.32)
Net realized and unrealized
gain (loss)                               6.25               7.53            12.57           8.03             8.47          (4.49)
                                ---------------------------------------------------------------------------------------------------
Total from investment
operations                                6.07               7.39            12.48           7.72             8.22          (4.81)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                      --                 --               --             -- 2             --             --
Distributions from net
realized gain                            (4.21)             (2.02)              --             --               --             --
                                ---------------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders            (4.21)             (2.02)              --             --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period  $        68.95       $      67.09     $      61.72    $     49.24      $     41.52    $     33.30
                                ===================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                   9.14%             12.26%           25.35%         18.60%           24.69%        (12.62)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $    1,284,376       $  1,365,386     $  1,488,390    $ 1,329,910      $ 1,224,725    $ 1,119,360
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                  $    1,343,203       $  1,447,546     $  1,430,704    $ 1,361,457      $ 1,113,678    $ 1,456,440
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                      (0.52)%            (0.22)%          (0.16)%        (0.39)%          (0.27)%        (0.60)%
Total expenses                            1.86% 5            1.89%            1.93%          1.98%            2.07%          2.00%
Expenses after payments and
waivers and reduction to
custodian expenses                        1.85%              1.89%            1.93%          1.97%            2.07%          2.00%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      7%                23%              29%            22%              46%            27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007     1.86%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER GLOBAL FUND

                                                SIX MONTHS                                                                 YEAR
                                                     ENDED                                                                ENDED
                                            MARCH 31, 2007                                                            SEPT. 30,
CLASS C                                        (UNAUDITED)            2006           2005          2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    68.23      $    62.72     $    50.00      $  42.19    $  33.82    $  38.71
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.16) 1         (.10) 1        (.06) 1       (.04)       (.04)       (.12)
Net realized and unrealized gain (loss)               6.36            7.63          12.78          7.91        8.41       (4.77)
                                            -------------------------------------------------------------------------------------
Total from investment operations                      6.20            7.53          12.72          7.87        8.37       (4.89)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.05)             --             --          (.06)         --          --
Distributions from net realized gain                 (4.21)          (2.02)            --            --          --          --
                                            -------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                      (4.26)          (2.02)            --          (.06)         --          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    70.17      $    68.23     $    62.72      $  50.00    $  42.19    $  33.82
                                            =====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    9.17%          12.29%         25.44%        18.66%      24.75%     (12.63)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $1,464,181      $1,352,705     $1,135,134      $846,382    $610,815    $463,949
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $1,439,331      $1,264,053     $  998,745      $778,637    $508,597    $521,168
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.45)%         (0.15)%        (0.10)%       (0.29)%     (0.20)%     (0.56)%
Total expenses                                        1.81% 4         1.84%          1.88%         1.91%       2.02%       1.99%
Expenses after payments and waivers
and reduction to custodian expenses                   1.81%           1.84%          1.87%         1.91%       2.02%       1.99%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  7%             23%            29%           22%         46%         27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007     1.81%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                 YEAR
                                                     ENDED                                                                ENDED
                                            MARCH 31, 2007                                                            SEPT. 30,
CLASS N                                         (UNAUDITED)           2006           2005          2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    71.45      $    65.53     $    52.21      $  44.04    $  35.13    $  39.98
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.04) 1          .16 1          .16 1         .09         .10         .07
Net realized and unrealized gain (loss)               6.66            7.96          13.33          8.32        8.81       (4.92)
                                            -------------------------------------------------------------------------------------
Total from investment operations                      6.62            8.12          13.49          8.41        8.91       (4.85)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.27)           (.18)          (.17)         (.24)         --          --
Distributions from net realized gain                 (4.21)          (2.02)            --            --          --          --
                                            -------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                      (4.48)          (2.20)          (.17)         (.24)         --          --
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $    73.59      $    71.45     $    65.53      $  52.21    $  44.04    $  35.13
                                            =====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    9.37%          12.69%         25.88%        19.13%      25.36%     (12.13)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $  453,264      $  420,221     $  324,647      $219,888    $108,641    $ 51,077
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $  445,781      $  381,875     $  272,659      $173,134    $ 77,891    $ 33,737
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         (0.12)%          0.24%          0.27%         0.14%       0.36%       0.14%
Total expenses                                        1.47% 4         1.47%          1.51%         1.58%       1.66%       1.45%
Expenses after payments and waivers
and reduction to custodian expenses                   1.47%           1.47%          1.51%         1.53%       1.53%       1.45%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  7%             23%            29%           22%         46%         27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007     1.47%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER GLOBAL FUND

                                                SIX MONTHS                                                                 YEAR
                                                     ENDED                                                                ENDED
                                            MARCH 31, 2007                                                            SEPT. 30,
CLASS Y                                         (UNAUDITED)           2006           2005          2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    72.75      $    66.65     $    52.99      $  44.57    $  35.38    $  40.11
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .26 1           .72 1          .49 1         .28         .20         .12
Net realized and unrealized gain (loss)               6.75            8.06          13.64          8.55        8.99       (4.85)
                                            -------------------------------------------------------------------------------------
Total from investment operations                      7.01            8.78          14.13          8.83        9.19       (4.73)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.80)           (.66)          (.47)         (.41)         --          --
Distributions from net realized gain                 (4.21)          (2.02)            --            --          --          --
                                            -------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                      (5.01)          (2.68)          (.47)         (.41)         --          --
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $    74.75      $    72.75     $    66.65      $  52.99    $  44.57    $  35.38
                                            =====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    9.77%          13.57%         26.76%        19.89%      25.98%     (11.79)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $  804,782      $  602,225     $  252,248      $403,736    $263,670    $164,363
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $  712,817      $  434,064     $  252,837      $350,225    $207,637    $191,788
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.71%           1.03%          0.82%         0.73%       0.82%       0.37%
Total expenses                                        0.69% 4         0.72%          0.81%         0.91%       1.06%       1.15%
Expenses after payments and waivers
and reduction to custodian expenses                   0.69%           0.72%          0.81%         0.91%       1.03%       1.05%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  7%             23%            29%           22%         46%         27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007     0.69%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                          30 | OPPENHEIMER GLOBAL FUND
will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's


                          31 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2007, it is estimated that the Fund will utilize $176,191 of capital loss carryforward to offset realized capital gains. During the fiscal year ended September 30, 2006, the Fund utilized $643,527 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of September 30, 2006, the Fund had available for federal income tax purposes post-October foreign currency losses of $176,191.


                          32 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2007, the Fund's projected benefit obligations were increased by $618,135 and payments of $353,265 were made to retired trustees, resulting in an accumulated liability of $1,781,920 as of March 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                          33 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED MARCH 31, 2007        YEAR ENDED SEPTEMBER 30, 2006
                                     SHARES              AMOUNT           SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                             16,065,346     $ 1,187,272,393       34,238,188     $ 2,363,625,634
Dividends and/or
distributions reinvested         10,261,015         748,027,964        5,556,427         366,224,073
Redeemed                        (17,633,967)     (1,303,295,650) 1   (29,202,154)     (2,007,176,589) 2
                                -----------------------------------------------------------------------
Net increase                      8,692,394     $   632,004,707       10,592,461     $   722,673,118
                                =======================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                              1,080,330     $    74,268,609        2,897,644     $   186,627,181
Dividends and/or
distributions reinvested          1,087,691          73,810,711          696,236          42,929,917
Redeemed                         (3,893,261)       (267,390,674) 1    (7,354,910)       (474,873,954) 2
                                -----------------------------------------------------------------------
Net decrease                     (1,725,240)    $  (119,311,354)      (3,761,030)    $  (245,316,856)
                                =======================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                              1,769,074     $   123,663,148        4,405,230     $   288,285,208
Dividends and/or
distributions reinvested          1,047,656          72,340,627          505,615          31,696,986
Redeemed                         (1,775,673)       (124,298,080) 1    (3,184,995)       (207,913,318) 2
                                -----------------------------------------------------------------------
Net increase                      1,041,057     $    71,705,695        1,725,850     $   112,068,876
                                =======================================================================


                          34 | OPPENHEIMER GLOBAL FUND

                                SIX MONTHS ENDED MARCH 31, 2007        YEAR ENDED SEPTEMBER 30, 2006
                                     SHARES              AMOUNT           SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS N
Sold                              1,116,830     $    81,920,380        2,676,259     $   183,604,093
Dividends and/or
distributions reinvested            355,209          25,695,841          164,841          10,788,852
Redeemed                         (1,193,474)        (87,368,118) 1    (1,914,566)       (130,299,667) 2
                                -----------------------------------------------------------------------
Net increase                        278,565     $    20,248,103          926,534     $    64,093,278
                                =======================================================================

-------------------------------------------------------------------------------------------------------
CLASS Y
Sold                              2,439,985     $   181,671,523        5,414,025     $   377,116,117
Dividends and/or
distributions reinvested            601,721          44,106,175          166,020          10,995,532
Redeemed                           (554,249)        (41,262,818) 1    (1,086,129)        (76,085,407) 2
                                -----------------------------------------------------------------------
Net increase                      2,487,457     $   184,514,880        4,493,916     $   312,026,242
                                =======================================================================

1. Net of redemption fees of $23,447, $2,435, $2,610, $808 and $1,292 for Class
A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $57,810, $7,308, $6,382, $1,928 and $2,191 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended March 31, 2007, were as follows:

                                           PURCHASES            SALES
       --------------------------------------------------------------
       Investment securities          $1,222,974,903   $1,545,935,763

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                FEE SCHEDULE
                ----------------------------------------
                Up to $250 million                 0.80%
                Next $250 million                  0.77
                Next $500 million                  0.75
                Next $1 billion                    0.69
                Next $1.5 billion                  0.67
                Next $2.5 billion                  0.65
                Next $2.5 billion                  0.63
                Next $2.5 billion                  0.60
                Next $4 billion                    0.58
                Over $15 billion                   0.56

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2007, the Fund paid $13,981,409 to OFS for services to the Fund.


                          35 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class C and Class N shares were $15,599,587 and $3,539,440, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                          36 | OPPENHEIMER GLOBAL FUND

                                        CLASS A         CLASS B         CLASS C        CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT     CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED       DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
SIX MONTHS          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------------
March 31, 2007       $1,386,405         $19,978        $836,370         $44,480         $3,075

--------------------------------------------------------------------------------
PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2007, OFS waived $88 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2007, the Manager waived $54,069 for IMMF management fees.

      The Distributor paid the Fund $117,389 in restitution as part of a settlement with respect to an investigation of certain agreements between the Distributor and various financial intermediaries that had selling agreements with the Distributor. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                        CONTRACT
                        EXPIRATION        AMOUNT       VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION          DATE         (000)        MARCH 31, 2007   DEPRECIATION
-------------------------------------------------------------------------------------
CONTRACTS TO SELL
Swedish Krone (SEK)         4/3/07        51,931(SEK)       $7,438,170        $11,573


                          37 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                         ACQUISITION                  VALUATION AS OF     UNREALIZED
SECURITY                       DATES           COST    MARCH 31, 2007   DEPRECIATION
------------------------------------------------------------------------------------
CONTRACTS TO SELL
Swiss Medical SA     5/19/94-7/10/02    $30,390,000       $15,812,312    $14,577,688

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $442,398,709, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $470,125,525 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


                          38 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                          39 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          40 | OPPENHEIMER GLOBAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                          41 | OPPENHEIMER GLOBAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rajeev Bhaman and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load global multi-cap growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other global multi-cap growth funds, other global large-cap growth funds, other global multi-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in


                          42 | OPPENHEIMER GLOBAL FUND
relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                          43 | OPPENHEIMER GLOBAL FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2007